Segment Reporting (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) item		Dec. 31, 2015 CNY (¥) item		Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)
Segment Reporting [Abstract]
Number of operating segments | item		1		1
Net revenues
Other revenues		$ 36,477		¥ 236,290		¥ 147,343		¥ 163,260
Total net revenues		910,379		5,897,249		3,678,368		1,823,468
Cost of revenues	[1]	(552,617)		(3,579,744)		(1,849,149)		(881,999)
Gross profit		357,762		2,317,505		1,829,219		941,469
Operating expenses
Research and development expenses	[1]	(84,720)		(548,799)		(431,188)		(267,005)
Sales and marketing expenses	[1]	(48,299)		(312,870)		(102,527)		(24,955)
General and administrative expenses	[1]	(55,339)		(358,474)		¥ (223,019)		¥ (200,554)
Goodwill impairment		(47,875)	[1]	(310,124)			[1]		[1]
Fair value change of contingent consideration	[1]	45,150		292,471
Total operating expenses	[1]	(191,083)		(1,237,796)		¥ (756,734)		¥ (492,514)
Other income		12,705		82,300		6,319		27,078
Operating income		179,384		1,162,009		1,078,804		476,033
Share-based compensation		28,617		185,372		134,632		117,096
Cost of revenues [Member]
Operating expenses
Share-based compensation		3,699		23,963		18,037		9,860
Research and development expenses [Member]
Operating expenses
Share-based compensation		10,953		70,951		54,141		39,587
Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		507		3,283		2,807		1,318
General and administrative expenses [Member]
Operating expenses
Share-based compensation		13,458		87,175		59,647		66,331
Online music and entertainment [Member]
Net revenues
Internet value-added service		512,528		3,320,052		2,109,503		852,885
Online games [Member]
Net revenues
Internet value-added service		119,158		771,882		811,699		602,111
Online dating [Member]
Net revenues
Internet value-added service		100,500		651,019		194,134		661
Other IVAS [Member]
Net revenues
Internet value-added service		$ 141,716		¥ 918,006		¥ 415,689		¥ 204,551
YY IVAS [Member]
Net revenues
Other revenues
Total net revenues				¥ 5,304,635		¥ 3,377,654
YY IVAS [Member] | Online music and entertainment [Member]
Net revenues
Internet value-added service				3,320,052		2,109,503
YY IVAS [Member] | Online games [Member]
Net revenues
Internet value-added service				771,882		811,699
YY IVAS [Member] | Online dating [Member]
Net revenues
Internet value-added service				651,019		194,134
YY IVAS [Member] | Other IVAS [Member]
Net revenues
Internet value-added service				561,682		262,318
Others [Member]
Net revenues
Other revenues				112,516		146,393
Total net revenues				¥ 112,516		¥ 146,393
Others [Member] | Online music and entertainment [Member]
Net revenues
Internet value-added service
Others [Member] | Online games [Member]
Net revenues
Internet value-added service
Others [Member] | Online dating [Member]
Net revenues
Internet value-added service
Others [Member] | Other IVAS [Member]
Net revenues
Internet value-added service
YY IVAS and others [Member]
Net revenues
Other revenues				¥ 112,516		¥ 146,393
Total net revenues				5,417,151		3,524,047
Cost of revenues				(2,798,064)	[2]	(1,586,933)	[3]
Gross profit				2,619,087		1,937,114
Operating expenses
Research and development expenses				(445,411)	[2]	(362,352)	[3]
Sales and marketing expenses				(253,129)	[2]	(97,983)	[3]
General and administrative expenses				(240,536)	[2]	(200,535)	[3]
Goodwill impairment				(128,034)
Fair value change of contingent consideration				107,306
Total operating expenses				(959,804)	[2]	(660,870)	[3]
Other income				82,300		6,319
Operating income				1,741,583		1,282,563
Share-based compensation				135,856		124,608
YY IVAS and others [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation				22,077		16,552
YY IVAS and others [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation				59,400		47,315
YY IVAS and others [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation				3,119		2,803
YY IVAS and others [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation				51,260		57,938
YY IVAS and others [Member] | Online music and entertainment [Member]
Net revenues
Internet value-added service				3,320,052		2,109,503
YY IVAS and others [Member] | Online games [Member]
Net revenues
Internet value-added service				771,882		811,699
YY IVAS and others [Member] | Online dating [Member]
Net revenues
Internet value-added service				651,019		194,134
YY IVAS and others [Member] | Other IVAS [Member]
Net revenues
Internet value-added service				¥ 561,682		¥ 262,318
Huya Broadcasting [Member]
Net revenues
Other revenues
Total net revenues				¥ 356,324		¥ 153,371
Cost of revenues				(655,066)	[2]	(248,154)	[3]
Gross profit				(298,742)		(94,783)
Operating expenses
Research and development expenses				(66,538)	[2]	(47,765)	[3]
Sales and marketing expenses				(24,469)	[2]	(4,399)	[3]
General and administrative expenses				¥ (25,869)	[2]	(20,954)	[3]
Goodwill impairment
Fair value change of contingent consideration
Total operating expenses				¥ (116,876)	[2]	¥ (73,118)	[3]
Other income
Operating income				¥ (415,618)		¥ (167,901)
Share-based compensation				9,717		4,744
Huya Broadcasting [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation				1,497		1,185
Huya Broadcasting [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation				4,754		1,895
Huya Broadcasting [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation				164		4
Huya Broadcasting [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation				¥ 3,302		¥ 1,660
Huya Broadcasting [Member] | Online music and entertainment [Member]
Net revenues
Internet value-added service
Huya Broadcasting [Member] | Online games [Member]
Net revenues
Internet value-added service
Huya Broadcasting [Member] | Online dating [Member]
Net revenues
Internet value-added service
Huya Broadcasting [Member] | Other IVAS [Member]
Net revenues
Internet value-added service				¥ 356,324		¥ 153,371
100 Education [Member]
Net revenues
Other revenues				123,774		950
Total net revenues				123,774		950
Cost of revenues				(126,614)	[2]	(14,062)	[3]
Gross profit				(2,840)		(13,112)
Operating expenses
Research and development expenses				(36,850)	[2]	(21,071)	[3]
Sales and marketing expenses				(35,272)	[2]	(145)	[3]
General and administrative expenses				(92,069)	[2]	(1,530)	[3]
Goodwill impairment				(182,090)
Fair value change of contingent consideration				185,165
Total operating expenses				¥ (161,116)	[2]	¥ (22,746)	[3]
Other income
Operating income				¥ (163,956)		¥ (35,858)
Share-based compensation				39,799		5,280
100 Education [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation				389		300
100 Education [Member] | Research and development expenses [Member]
Operating expenses
Share-based compensation				¥ 6,797		¥ 4,931
100 Education [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation
100 Education [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation				¥ 32,613		¥ 49
100 Education [Member] | Online music and entertainment [Member]
Net revenues
Internet value-added service
100 Education [Member] | Online games [Member]
Net revenues
Internet value-added service
100 Education [Member] | Online dating [Member]
Net revenues
Internet value-added service
100 Education [Member] | Other IVAS [Member]
Net revenues
Internet value-added service

[1]	(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows: For the year ended December 31, Note 2013 2014 2015 2015 RMB RMB RMB US$ (Note2(e)) Cost of revenues 9,860 18,037 23,963 3,699 Research and development expenses 39,587 54,141 70,951 10,953 Sales and marketing expenses 1,318 2,807 3,283 507 General and administrative expenses 66,331 59,647 87,175 13,458
[2]	(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY IVAS and others Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 22,077 1,497 389 23,963 Research and development expenses 59,400 4,754 6,797 70,951 Sales and marketing expenses 3,119 164 - 3,283 General and administrative expenses 51,260 3,302 32,613 87,175 Share-based compensation expenses 135,856 9,717 39,799 185,372
[3]	(1) Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY IVAS and others Huya broadcasting 100 Education Total RMB RMB RMB RMB Cost of revenues 16,552 1,185 300 18,037 Research and development expenses 47,315 1,895 4,931 54,141 Sales and marketing expenses 2,803 4 - 2,807 General and administrative expenses 57,938 1,660 49 59,647 Share-based compensation expenses 124,608 4,744 5,280 134,632